Redeemable Preferred Stock	9 Months Ended
Sep. 30, 2024
Redeemable Preferred Stock
Redeemable Preferred Stock

13. Redeemable Preferred Stock

Prior to the Stockholder Approval, Series B-1 Preferred Stock was redeemable at the option of the holder and Series B-2 and B-3 Preferred Stock were redeemable in the event of a change in control. ASC 480-10-S99-3A(2) of the SEC’s Accounting Series Release No. 268 (“ASR 268”) requires preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Preferred securities that are mandatorily redeemable are required to be classified by the issuer as liabilities whereas under ASR 268, an issuer should classify a preferred security whose redemption is contingent on an event not entirely in control of the issuer as mezzanine equity. The Series B-1 Preferred Stock was redeemable at the option of the holder, B-2 and B-3 were redeemable, upon a change in control that was not solely within control of the Company. Prior to the Stockholder Approval, the Series B Preferred Stock was considered senior to the Common Stock and all other series of the Company with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company. As such, the Company determined that mezzanine treatment was appropriate for the Series B Preferred Stock at issuance in February 2024 and as of March 31, 2024, and the Series B Preferred Stock was presented as such in our consolidated balance sheets and consolidated statements of changes in stockholders’ equity and mezzanine equity for periods prior to the Stockholder Approval. The Series B Preferred Stock was not considered mandatorily redeemable.

Upon the Stockholder Approval, each share of Series B-1 Preferred Stock automatically converted into either Common Stock or, to the extent the conversion would cause a holder to exceed its beneficial ownership limitation, shares of Series B-2 Preferred Stock, thereby removing the redemption feature at the option of the holder (which was only present for Series B-1) and eliminating one of the requirements for classification as mezzanine equity.

Following the Stockholder Approval, upon any liquidation, the assets of the Corporation available for distribution to its stockholders will be distributed among the holders of the shares of Series B Preferred Stock and Common Stock, pro rata based on the number of shares held by each such holder, treating for this purpose all shares of Series B Preferred Stock as if they had been converted to Common Stock pursuant to the terms of the Certificate of Designation filed on February 20, 2024. Accordingly, the Series B Preferred stock is classified as permanent equity on our consolidated balance sheets and consolidated statements of change in stockholders’ equity as of September 30, 2024, due to the limited exception under ASC 480-10-S99-3A(3)(f).